UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

First Trust Merger Arbitrage Fund
Class A/VARAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$101	2.00%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)[1]	-0.88%	3.31%	2.82%
First Trust Merger Arbitrage Fund (Class A/VARAX)—excluding sales load	5.12%	4.54%	3.43%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
[1]
A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class A

First Trust Merger Arbitrage Fund
Class I/VARBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$85	1.68%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.42%	4.90%	3.76%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class I

First Trust Merger Arbitrage Fund
Class C/VARCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$138	2.74%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1,2]	3.44%	3.79%	2.66%
First Trust Merger Arbitrage Fund (Class C/VARCX)—excluding sales load[2]	4.42%	3.79%	2.66%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class C

First Trust Multi-Strategy Fund
Class A/FTMAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$92	1.84%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)[1]	0.75%	6.12%	3.26%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load	5.50%	7.21%	3.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[2]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[2]	5.00%	2.57%	1.88%
[1]
A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.

[2]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class A

First Trust Multi-Strategy Fund
Class I/FTMIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$78	1.56%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	5.75%	7.51%	4.10%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.00%	2.57%	1.88%
[1]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class I

First Trust Multi-Strategy Fund
Class C/FTMCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$130	2.59%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	3.68%	6.39%	3.01%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1]	4.66%	6.39%	3.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[3]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[3]	5.00%	2.57%	1.88%
[1]
Class C commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[3]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class C

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

First Trust
Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class C Shares – VARCX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX
Class C Shares – FTMCX
Class I Shares – FTMIX

Semi-Annual Report

March 31, 2025
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments
First Trust Merger Arbitrage Fund	1
First Trust Multi-Strategy Fund	6
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Statements of Cash Flows	30
Financial Highlights	32
Notes to Financial Statements	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.8%
	COMMUNICATIONS — 1.7%
1,370,986	Despegar.com Corp.*,1	$25,760,827

	CONSUMER DISCRETIONARY — 9.6%
554,857	Beacon Roofing Supply, Inc.*	68,635,811
1,973,455	Nordstrom, Inc.[2]	48,250,975
2,090,976	Playa Hotels & Resorts N.V.*,1	27,872,710
		144,759,496
	CONSUMER STAPLES — 5.3%
847,315	Kellanova[2]	69,895,014
844,369	Walgreens Boots Alliance, Inc.	9,431,602
		79,326,616
	ENERGY — 0.3%
131,193	ChampionX Corp.	3,909,551

	FINANCIALS — 40.6%
2,666,926	AA Mission Acquisition Corp. - Class A*,1,3	27,816,038
2,829,209	Agriculture & Natural Solutions Acquisition Corp. - Class A*,1,3	30,187,660
506,461	AI Transportation Acquisition Corp.*,1,3	5,555,877
649,911	Aimei Health Technology Co., Ltd.*,1,3	7,149,021
1,002,544	Andretti Acquisition Corp. II - Class A*,1	10,175,822
1,830,891	Ares Acquisition Corp. II - Class A*,1	20,414,435
303,959	Battery Future Acquisition Corp. - Class A	3,492,489
320,086	Bayview Acquisition Corp. - Class A*,1	3,492,138
611,000	Black Hawk Acquisition Corp. - Class A*,1,3	6,439,940
669,300	Black Spade Acquisition II Co. - Class A*,1	6,793,395
1,108,361	Bleichroeder Acquisition Corp. I - Class A*,1	11,116,861
687,552	Cantor Equity Partners, Inc.*,1,3	7,384,308
430,937	Cartesian Growth Corp. II*,1	5,115,222
66,728	Cayson Acquisition Corp.*,1	680,626
2,348,540	Centurion Acquisition Corp. - Class A*,1,3	24,189,962
662,947	Charlton Aria Acquisition Corp. - Class A*,1,3	6,689,135
707,332	Chenghe Acquisition II Co.*,1,3	7,243,080
535,425	Colombier Acquisition Corp. II - Class A*,1	5,702,276
91,441	CSLM Acquisition Corp. - Class A*,1	1,066,202
1,781,724	Drugs Made In America Acquisition Corp.*,1,3	17,852,874
654,286	Dynamix Corp. - Class A*,1	6,510,146
180,000	Embrace Change Acquisition Corp.*,1	2,152,800
11,446	Enstar Group Ltd.*,1	3,804,421
415,646	Eureka Acquisition Corp.*,1,3	4,276,997
211,662	Evergreen Corp. - Class A*,1	2,561,110
556,295	Flag Ship Acquisition Corp.*,1,3	5,757,653
539,465	GigCapital7 Corp. - Class A*,1	5,459,386
1

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,351,441	GP Act III Acquisition Corp. - Class A*,1,3	$24,290,386
1,876,481	Graf Global Corp. - Class A*,1,3	19,196,401
1,939,487	Haymaker Acquisition Corp. IV - Class A*,1,3	21,314,962
1,562,562	HCM II Acquisition Corp. - Class A*,1,3	16,524,093
229,305	Hennessy Capital Investment Corp. VI - Class A*	2,588,853
280,410	Horizon Space Acquisition I Corp.*,1,3	3,345,291
323,102	Jackson Acquisition Co. II - Class A*,1	3,250,406
529,987	JVSPAC Acquisition Corp. - Class A*,1,3	5,660,261
89,705	Keen Vision Acquisition Corp.*,1	1,008,284
1,866,241	Launch One Acquisition Corp. - Class A*,1,3	19,054,321
1,608,549	Legato Merger Corp. III*,1,3	16,873,679
1,875,252	Lionheart Holdings - Class A*,1,3	19,240,086
1,879,660	M3-Brigade Acquisition V Corp. - Class A*,1,3	19,304,108
1,438,362	Melar Acquisition Corp. I - Class A*,1,3	14,714,443
862,098	Mountain Lake Acquisition Corp. - Class A*,1	8,664,085
2,466,268	Nabors Energy Transition Corp. II - Class A*,1,3	27,005,635
59,190	Newbury Street II Acquisition Corp. - Class A*,1	596,043
505,710	Oak Woods Acquisition Corp. - Class A*,1,3	5,861,179
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A*,1,3,4	11,076,752
349,132	Plum Acquisition Corp. IV - Class A*,1	3,505,285
953,733	Pyrophyte Acquisition Corp. - Class A*,1,3	11,215,900
644,211	Range Capital Acquisition Corp.*,1	6,474,321
939,193	RF Acquisition Corp. II*,1,3	9,767,607
556,789	Sandy Spring Bancorp, Inc.	15,562,253
4	Silverbox Corp. IV - Class A*,1	41
1,625,271	SIM Acquisition Corp. I - Class A*,1,3	16,659,028
760,287	Slam Corp. - Class A*,1	8,857,344
786,140	Spark I Acquisition Corp.*,1	8,498,173
343,562	Spring Valley Acquisition Corp. II - Class A*,1	3,950,963
431,985	Tavia Acquisition Corp.*,1	4,358,729
326,924	TLGY Acquisition Corp. - Class A*,1	3,932,896
558,342	Translational Development Acquisition Corp. - Class A*,1	5,628,087
1,585,550	Vine Hill Capital Investment Corp. - Class A*,1,3	16,140,899
1,694,040	Voyager Acquisition Corp. - Class A*,1,3	17,245,327
		610,445,995
	HEALTH CARE — 9.5%
965,580	2Seventy Bio, Inc.*	4,769,965
1,897,814	Accolade, Inc.*	13,246,742
1,919,474	Chimerix, Inc.*	16,334,724
2

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
597,477	Intra-Cellular Therapies, Inc.*,2	$78,819,166
968,551	Patterson Cos., Inc.	30,257,533
		143,428,130
	INDUSTRIALS — 3.8%
1,315,746	Air Transport Services Group, Inc.*	29,525,341
224,842	H&E Equipment Services, Inc.	21,312,773
255,471	Triumph Group, Inc.*	6,473,635
		57,311,749
	MATERIALS — 1.3%
4,742	Berry Global Group, Inc.	331,039
1,084,592	Pactiv Evergreen, Inc.	19,533,502
		19,864,541
	REAL ESTATE — 0.1%
218,093	Redfin Corp.*	2,008,637

	TECHNOLOGY — 7.6%
3,953,556	Converge Technology Solutions Corp.	14,999,941
1,673,681	Dun & Bradstreet Holdings, Inc.	14,962,708
1,012,927	Logility Supply Chain Solutions, Inc.	14,444,339
2,864,177	Paycor HCM, Inc.*,2	64,272,132
296,279	SolarWinds Corp.	5,460,422
		114,139,542
	TOTAL COMMON STOCKS
	(Cost $1,178,093,195)	1,200,955,084

	RIGHTS — 0.0%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
460,530	Flag Ship Acquisition Corp., Expiration Date: Pending*,1,3	73,685
773,352	Mercer Park Opportunities Corp., Expiration Date: Pending*,1	3,866

	TOTAL RIGHTS
	(Cost $293,496)	371,047

Number of Units
	UNITS — 0.2%
	FINANCIALS — 0.2%
193,720	Centurion Acquisition Corp. - Class A3,4	2
242,151	Centurion Acquisition Corp. - Class B3,4	2
210,273	Gesher Acquisition Corp. II*,1	2,109,038
3

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
196,235	GP-Act III Acquisition Corp. - Class A4	$2
245,295	GP-Act III Acquisition Corp. - Class B4	3
		2,109,047
	TOTAL UNITS
	(Cost $2,591,736)	2,109,047

Number of Shares
	WARRANTS — 0.0%
1,333,463	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,1	88,675
327,143	Dynamix Corp., Expiration Date: December 5, 2029*,1	93,268
773,352	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,1	7,734
	TOTAL WARRANTS
	(Cost $0)	189,677

	SHORT-TERM INVESTMENTS — 19.8%
297,879,821	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.20%[5]	297,879,821
289,175	UMB Bank, Money Market Special II Deposit Investment, 4.19%[5]	289,175

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $298,168,995)	298,168,996

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,479,147,422)	1,501,793,851

	Assets in Excess of Other Liabilities — 0.2%	2,432,331
	TOTAL NET ASSETS — 100.0%	$1,504,226,182

	SECURITIES SOLD SHORT — (1.7)%
	COMMON STOCKS — (1.7)%
	ENERGY — (0.3)%
(96,428)	Schlumberger N.V.[1]	(4,030,691)

	FINANCIALS — (1.2)%
(501,110)	Atlantic Union Bankshares Corp.	(15,604,565)
(173,024)	Rocket Cos., Inc. - Class A	(2,088,400)
		(17,692,965)
	INDUSTRIALS — (0.2)%
(28,937)	Herc Holdings, Inc.	(3,885,371)
4

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — (0.0)%
(34,252)	Amcor PLC[1]	$(332,244)
	TOTAL COMMON STOCKS
	(Proceeds $30,060,825)	(25,941,271)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $30,060,825)	$(25,941,271)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Despegar.com Corp.
(9,410)	Exercise Price: $20.00, Notional Amount: $(18,820,000), Expiration Date: April 17, 2025*	(23,525)
	Paycor HCM, Inc.
(17)	Exercise Price: $22.50, Notional Amount: $(38,250), Expiration Date: June 20, 2025*	(43)
	Walgreens Boots Alliance, Inc.
(169)	Exercise Price: $11.50, Notional Amount: $(194,350), Expiration Date: April 11, 2025*	(423)
(337)	Exercise Price: $11.50, Notional Amount: $(387,550), Expiration Date: April 25, 2025*	(2,864)
	TOTAL CALL OPTIONS
	(Proceeds $145,717)	(26,855)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $145,717)	$(26,855)

PLC — Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $99,681,278, which represents 6.63% of the total net assets of the Fund.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

5

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS — 30.9%
1,000,000	720 East CLO Ltd. Series 2023-2A, Class D, 9.452% (3-Month Term SOFR+515 basis points), 10/15/2036[1,2,3,4]	$1,017,901
	AIMCO CLO Ltd.
1,500,000	Series 2024-22A, Class E, 10.793% (3-Month Term SOFR+650 basis points), 4/19/2037[1,2,3]	1,526,725
1,500,000	Series 2020-11A, Class D2R2, 8.503% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,506,859
500,000	Series 2019-10A, Class ERR, 9.940% (3-Month Term SOFR+565 basis points), 7/22/2037[1,2,3,4]	506,590
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 5.975% (3-Month Term SOFR+225 basis points), 7/20/2031[1,2,3]	1,500,034
1,250,000	Series 2018-1A, Class ER, 10.253% (3-Month Term SOFR+595 basis points), 7/20/2031[1,2,3,4]	1,250,028
1,500,000	Anchorage Capital CLO Ltd. Series 2020-16A, Class A1R2, 4.985% (3-Month Term SOFR+125 basis points), 1/19/2038[1,2,3]	1,495,325
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,005,426
	Apidos CLO Ltd.
1,500,000	Series 2018-29A, Class C, 7.312% (3-Month Term SOFR+301 basis points), 7/25/2030[1,2,3,4]	1,500,049
1,150,000	Series 2016-24A, Class DR, 10.355% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3]	1,147,201
1,835,000	Series 2017-28A, Class C, 7.055% (3-Month Term SOFR+276 basis points), 1/20/2031[1,2,3]	1,835,028
750,000	Series 2019-31A, Class ER, 11.164% (3-Month Term SOFR+686 basis points), 4/15/2031[1,2,3]	754,078
1,500,000	Series 2013-15A, Class ERR, 10.255% (3-Month Term SOFR+596 basis points), 4/20/2031[1,2,3]	1,505,718
1,750,000	Series 2015-20A, Class DR, 10.269% (3-Month Term SOFR+596 basis points), 7/16/2031[1,2,3]	1,750,089
1,500,000	Series XXXA, Class CR, 7.293% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,502,481
2,000,000	Series 2015-23A, Class DRR, 6.917% (3-Month Term SOFR+260 basis points), 4/15/2033[1,2,3]	2,000,026
750,000	Series 2020-33A, Class ER, 10.908% (3-Month Term SOFR+661 basis points), 10/24/2034[1,2,3]	750,000
1,500,000	Series 2022-42A, Class D1R, 6.771% (3-Month Term SOFR+245 basis points), 4/20/2038[1,2,3]	1,503,680
6

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Ares CLO Ltd.
1,450,000	Series 2018-50A, Class D, 7.464% (3-Month Term SOFR+316 basis points), 1/15/2032[1,2,3,4]	$1,454,547
4,000,000	Series 2016-39A, Class AR3, 5.713% (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	4,006,018
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 7.243% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	1,502,282
2,000,000	Series 2022-2A, Class A1, 5.610% (3-Month Term SOFR+132 basis points), 4/22/2035[1,2,3]	1,997,111
1,000,000	Barings CLO Ltd. Series 2018-1A, Class C, 7.164% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,000,524
	Battalion CLO Ltd.
2,000,000	Series 2020-15A, Class A1RR, 5.284% (3-Month Term SOFR+98 basis points), 1/17/2033[1,2,3]	1,994,399
1,500,000	Series 2020-15A, Class BR, 5.804% (3-Month Term SOFR+150 basis points), 1/17/2033[1,2,3]	1,501,908
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 10.155% (3-Month Term SOFR+586 basis points), 1/20/2031[1,2,3]	248,940
1,250,000	Series 2020-20A, Class DR, 7.764% (3-Month Term SOFR+346 basis points), 7/15/2034[1,2,3]	1,255,547
2,000,000	Series 2022-28A, Class AR, 5.643% (3-Month Term SOFR+135 basis points), 10/20/2037[1,2,3]	2,002,043
2,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[1,2,3]	1,998,425
1,000,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[1,2,3]	1,005,657
3,500,000	Series 2015-6BR, Class D1R, 6.983% (3-Month Term SOFR+270 basis points), 4/20/2038[1,2,3]	3,499,148
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 7.555% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,892,655
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 11.053% (3-Month Term SOFR+673 basis points), 5/15/2037[1,2,3]	1,013,077
1,000,000	Series 2021-17RA, Class D1R, 7.543% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,007,273
1,000,000	Series 2021-17RA, Class ER, 11.223% (3-Month Term SOFR+693 basis points), 1/20/2038[1,2,3]	1,011,569
	Carlyle Global Market Strategies CLO Ltd.
2,000,000	Series 2014-4RA, Class C, 7.464% (3-Month Term SOFR+316 basis points), 7/15/2030[1,2,3]	2,003,375
7

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2014-2RA, Class C, 7.385% (3-Month Term SOFR+306 basis points), 5/15/2031[1,2,3,4]	$1,502,157
1,000,000	Series 2014-3RA, Class C, 7.512% (3-Month Term SOFR+321 basis points), 7/27/2031[1,2,3]	1,001,409
2,000,000	Series 2012-4A, Class DR3, 7.790% (3-Month Term SOFR+350 basis points), 4/22/2032[1,2,3]	2,003,956
1,000,000	Series 2015-4A, Class CR, 8.255% (3-Month Term SOFR+396 basis points), 7/20/2032[1,2,3,4]	1,004,490
	Carlyle U.S. CLO Ltd.
1,700,000	Series 2017-4A, Class C, 7.364% (3-Month Term SOFR+306 basis points), 1/15/2030[1,2,3]	1,702,378
1,000,000	Series 2019-1A, Class D, 11.255% (3-Month Term SOFR+696 basis points), 4/20/2031[1,2,3]	996,005
1,000,000	Series 2023-5A, Class D, 9.400% (3-Month Term SOFR+510 basis points), 1/27/2036[1,2,3,4]	1,015,152
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 8.212% (3-Month Term SOFR+391 basis points), 10/25/2031[1,2,3]	500,019
	CBAM Ltd.
2,000,000	Series 2017-4A, Class D, 7.164% (3-Month Term SOFR+286 basis points), 1/15/2031[1,2,3]	2,005,591
2,250,000	Series 2018-5A, Class D, 7.064% (3-Month Term SOFR+276 basis points), 4/17/2031[1,2,3]	2,250,169
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.043% (3-Month Term SOFR+275 basis points), 1/20/2031[1,2,3]	1,000,061
1,000,000	Series 2016-5A, Class DR, 7.564% (3-Month Term SOFR+326 basis points), 7/17/2031[1,2,3]	1,000,025
1,250,000	Series 2016-6A, Class DRR, 7.865% (3-Month Term SOFR+357 basis points), 4/20/2034[1,2,3,4]	1,252,705
1,500,000	Series 2024-19A, Class A1, 5.571% (3-Month Term SOFR+133 basis points), 1/23/2038[1,2,3]	1,500,111
2,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[1,2,3]	2,002,085
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[1,2,3]	1,007,436
4,000,000	Series 2020-12A, Class ARR, 5.457% (3-Month Term SOFR+120 basis points), 1/25/2038[1,2,3]	3,989,024
	CIFC Funding Ltd.
500,000	Series 2013-1A, Class DR, 11.219% (3-Month Term SOFR+691 basis points), 7/16/2030[1,2,3]	495,984
1,500,000	Series 2017-4A, Class D, 10.658% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2,3,4]	1,507,615
8

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2015-1A, Class ERR, 10.552% (3-Month Term SOFR+626 basis points), 1/22/2031[1,2,3]	$999,597
1,500,000	Series 2013-3RA, Class CR, 6.803% (3-Month Term SOFR+250 basis points), 4/24/2031[1,2,3]	1,500,000
1,500,000	Series 2013-3RA, Class D, 10.458% (3-Month Term SOFR+616 basis points), 4/24/2031[1,2,3]	1,495,500
1,000,000	Series 2018-2A, Class D1R, 7.343% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	1,011,818
1,500,000	Series 2018-1A, Class D1R, 7.149% (3-Month Term SOFR+280 basis points), 1/18/2038[1,2,3]	1,504,911
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[1,2,3]	1,501,207
1,500,000	Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[1,2,3]	1,504,086
750,000	Series 2024-1A, Class E, 10.484% (3-Month Term SOFR+615 basis points), 1/15/2038[1,2,3]	760,403
750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 7.814% (3-Month Term SOFR+351 basis points), 10/15/2031[1,2,3]	750,074
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.414% (3-Month Term SOFR+311 basis points), 10/15/2030[1,2,3]	1,002,793
1,000,000	Series 2017-1A, Class E, 10.764% (3-Month Term SOFR+646 basis points), 10/15/2030[1,2,3,4]	992,055
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 7.185% (3-Month Term SOFR+286 basis points), 11/15/2028[1,2,3]	1,003,308
500,000	Series 2017-54A, Class D, 7.655% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	500,014
3,727,098	Series 2016-45A, Class A1RR, 5.382% (3-Month Term SOFR+108 basis points), 10/15/2030[1,2,3]	3,719,874
950,000	Series 2016-45A, Class DRR, 7.352% (3-Month Term SOFR+305 basis points), 10/15/2030[1,2,3]	951,297
1,000,000	Series 2015-41A, Class DR, 7.164% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	998,276
500,000	Series 2015-40A, Class DR, 7.685% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	500,810
1,000,000	Series 2019-80A, Class DR, 7.403% (3-Month Term SOFR+310 basis points), 1/17/2033[1,2,3]	994,585
2,000,000	Series 2020-86A, Class A1R, 5.664% (3-Month Term SOFR+136 basis points), 7/17/2034[1,2,3]	2,001,256
9

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 7.055% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	$1,001,253
500,000	Series 2013-1A, Class D3R, 11.364% (3-Month Term SOFR+706 basis points), 1/15/2034[1,2,3]	489,978
1,500,000	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.242% (3-Month Term SOFR+92 basis points), 10/20/2031[1,2,3]	1,500,002
	Elmwood CLO Ltd.
2,000,000	Series 2020-1A, Class AR, 5.753% (3-Month Term SOFR+146 basis points), 4/18/2037[1,2,3]	2,005,000
750,000	Series 2023-1A, Class D2R, 8.234% (3-Month Term SOFR+395 basis points), 4/17/2038[1,2,3]	750,000
2,500,000	Series 2021-2A, Class D1R, 6.972% (3-Month Term SOFR+265 basis points), 4/20/2038[1,2,3]	2,481,070
1,000,000	Series 2021-2A, Class D2R, 8.072% (3-Month Term SOFR+375 basis points), 4/20/2038[1,2,3]	987,996
	Empower CLO Ltd.
1,000,000	Series 2023-1A, Class D, 9.800% (3-Month Term SOFR+550 basis points), 4/25/2036[1,2,3]	1,007,573
1,500,000	Series 2022-1A, Class D1R, 7.293% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,516,442
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 10.772% (3-Month Term SOFR+645 basis points), 5/20/2036[1,2,3]	999,986
750,000	Series 2023-2A, Class E, 12.132% (3-Month Term SOFR+783 basis points), 1/15/2037[1,2,3]	768,211
	Galaxy CLO Ltd.
800,000	Series 2015-21A, Class ER, 9.805% (3-Month Term SOFR+551 basis points), 4/20/2031[1,2,3,4]	803,052
500,000	Series 2018-27A, Class E, 10.365% (3-Month Term SOFR+604 basis points), 5/16/2031[1,2,3]	503,124
750,000	Series 2018-28A, Class D, 7.564% (3-Month Term SOFR+326 basis points), 7/15/2031[1,2,3,4]	752,419
1,000,000	Series 2018-26A, Class E, 10.440% (3-Month Term SOFR+611 basis points), 11/22/2031[1,2,3,4]	1,008,971
1,500,000	Series 2017-24A, Class AR, 5.842% (3-Month Term SOFR+154 basis points), 4/15/2037[1,2,3]	1,503,920
	Generate CLO Ltd.
1,000,000	Series 2023-12A, Class E, 12.690% (3-Month Term SOFR+840 basis points), 7/20/2036[1,2,3,4]	1,019,649
2,000,000	Series 3A, Class D2R, 9.193% (3-Month Term SOFR+490 basis points), 10/20/2036[1,2,3]	2,041,220
10

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 10/20/2032[1,2,3]	$1,504,350
	HPS Loan Management Ltd.
2,000,000	Series 13A-18, Class CR, 6.452% (3-Month Term SOFR+215 basis points), 10/15/2030[1,2,3,4]	2,000,928
1,000,000	Series 13A-18, Class DR, 7.252% (3-Month Term SOFR+295 basis points), 10/15/2030[1,2,3]	1,001,511
500,000	Series 2023-17A, Class E, 12.240% (3-Month Term SOFR+795 basis points), 4/23/2036[1,2,3]	500,950
1,000,000	KKR CLO Ltd. Series 44A, Class D, 9.293% (3-Month Term SOFR+500 basis points), 1/20/2036[1,2,3]	1,016,471
288,453	LCM Ltd. Series 25A, Class AR, 5.393% (3-Month Term SOFR+110 basis points), 7/20/2030[1,2,3,4]	288,567
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 6.964% (3-Month Term SOFR+266 basis points), 1/17/2030[1,2,3,4]	1,508,173
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 6.273% (3-Month Term SOFR+195 basis points), 10/22/2030[1,2,3]	750,000
1,800,000	Series 2019-34A, Class D1RR, 7.658% (3-Month Term SOFR+335 basis points), 10/16/2037[1,2,3]	1,803,150
1,000,000	Series 2018-27A, Class A1R, 5.517% (3-Month Term SOFR+120 basis points), 4/20/2038[1,2,3]	999,936
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 9.905% (3-Month Term SOFR+561 basis points), 4/20/2031[1,2,3]	1,004,651
500,000	Series 2015-15A, Class ER, 9.762% (3-Month Term SOFR+546 basis points), 7/25/2031[1,2,3,4]	493,994
1,100,000	Series 2020-25A, Class E, 10.912% (3-Month Term SOFR+661 basis points), 1/25/2032[1,2,3]	1,106,160
1,250,000	Series 2022-35A, Class ER, 11.550% (3-Month Term SOFR+725 basis points), 10/25/2036[1,2,3]	1,264,380
1,250,000	Series 2024-44A, Class D1, 7.418% (3-Month Term SOFR+285 basis points), 10/15/2037[1,2,3]	1,264,151
1,000,000	Series 2020-28A, Class D1RR, 7.002% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	1,001,583
5,955,000	Series 2020-26A, Class D1R2, 6.219% (3-Month Term SOFR+250 basis points), 1/25/2038[1,2,3]	5,969,054
	Marble Point CLO Ltd.
1,000,000	Series 2018-1A, Class D, 7.569% (3-Month Term SOFR+326 basis points), 7/16/2031[1,2,3]	1,000,000
11

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-1A, Class BR2, 5.890% (3-Month Term SOFR+160 basis points), 7/23/2032[1,2,3]	$1,000,086
1,375,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,375,872
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-18A, Class D1R, 7.393% (3-Month Term SOFR+310 basis points), 10/20/2037[1,2,3]	1,013,662
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.902% (3-Month Term SOFR+460 basis points), 7/15/2037[1,2,3]	1,014,866
800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 7.605% (3-Month Term SOFR+331 basis points), 10/20/2030[1,2,3,4]	802,120
	Neuberger Berman CLO Ltd.
2,000,000	Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[1,2,3]	2,000,048
2,000,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[1,2,3]	2,000,092
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class D2R, 8.802% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	1,004,837
1,000,000	Series 2018-28A, Class D1R, 7.493% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	1,014,394
2,500,000	Series 2019-31A, Class AR2, 5.533% (3-Month Term SOFR+123 basis points), 1/20/2039[1,2,3]	2,491,028
1,000,000	Series 2019-33A, Class D2R2, 8.487% (3-Month Term SOFR+415 basis points), 4/16/2039[1,2,3]	1,000,000
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 7.152% (3-Month Term SOFR+285 basis points), 1/15/2038[1,2,3]	1,002,453
1,750,000	Series CLO-7A, Class A1, 5.484% (3-Month Term SOFR+120 basis points), 3/31/2038[1,2,3]	1,750,000
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 10.862% (3-Month Term SOFR+656 basis points), 7/25/2030[1,2,3]	990,954
	OCP CLO Ltd.
1,000,000	Series 2014-5A, Class BR, 6.362% (3-Month Term SOFR+206 basis points), 4/26/2031[1,2,3,4]	1,001,508
1,000,000	Series 2014-5A, Class CR, 7.462% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,4]	1,001,734
1,000,000	Series 2019-16A, Class DR, 7.701% (3-Month Term SOFR+341 basis points), 4/10/2033[1,2,3]	1,005,541
12

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-30A, Class D, 8.797% (3-Month Term SOFR+450 basis points), 1/24/2037[1,2,3]	$1,011,480
1,000,000	Series 2023-30A, Class E, 11.387% (3-Month Term SOFR+709 basis points), 1/24/2037[1,2,3]	1,015,993
1,000,000	Series 2020-20A, Class D1R, 7.893% (3-Month Term SOFR+360 basis points), 4/18/2037[1,2,3]	1,011,865
1,000,000	Series 2021-22A, Class D1R, 7.293% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,013,547
	Octagon Investment Partners Ltd.
1,000,000	Series 2018-2A, Class C, 7.412% (3-Month Term SOFR+311 basis points), 7/25/2030[1,2,3,4]	1,000,030
2,000,000	Series 2018-18A, Class C, 7.269% (3-Month Term SOFR+296 basis points), 4/16/2031[1,2,3,4]	2,010,046
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.930% (3-Month Term SOFR+265 basis points), 1/20/2038[1,2,3]	1,996,255
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 7.214% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,001,401
1,000,000	Series 2017-21A, Class C, 7.225% (3-Month Term SOFR+293 basis points), 1/20/2031[1,2,3]	1,001,466
1,120,000	Series 2018-20A, Class C, 7.505% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2,3]	1,123,311
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,5,6,7]	—
1,000,000	Post CLO Ltd. Series 2024-1A, Class E, 11.093% (3-Month Term SOFR+680 basis points), 4/20/2037[1,2,3]	1,018,398
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class CR, 7.002% (3-Month Term SOFR+270 basis points), 7/15/2031[1,2,3]	1,003,096
1,800,000	Series 2018-3A, Class DR, 7.100% (3-Month Term SOFR+280 basis points), 10/25/2031[1,2,3]	1,802,476
1,400,000	Series 2018-3A, Class E, 10.512% (3-Month Term SOFR+621 basis points), 10/25/2031[1,2,3]	1,379,114
1,000,000	Series 2019-2A, Class ER, 11.402% (3-Month Term SOFR+710 basis points), 1/15/2033[1,2,3]	1,005,479
2,000,000	Series 2016-1A, Class A1R2, 5.716% (3-Month Term SOFR+141 basis points), 6/20/2034[1,2,3]	2,001,074
1,000,000	Series 2016-1A, Class ER2, 10.966% (3-Month Term SOFR+666 basis points), 6/20/2034[1,2,3]	996,317
1,000,000	Series 2023-2A, Class D, 9.550% (3-Month Term SOFR+525 basis points), 1/25/2037[1,2,3]	1,016,703
13

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2017-1A, Class D1R, 8.003% (3-Month Term SOFR+370 basis points), 4/17/2037[1,2,3]	$1,519,591
500,000	Series 2017-1A, Class D2R, 9.303% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	502,132
1,300,000	Series 2021-3A, Class D1R, 7.402% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	1,314,878
750,000	Series 2021-5A, Class D2R, 8.315% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	741,436
2,950,000	Series 2021-1A, Class D1R, 6.921% (3-Month Term SOFR+260 basis points), 4/15/2038[1,2,3]	2,957,283
2,000,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 7.052% (3-Month Term SOFR+275 basis points), 1/15/2040[1,2,3]	2,009,882
1,000,000	Signal Peak CLO Ltd. Series 2018-5A, Class D1R, 8.500% (3-Month Term SOFR+420 basis points), 4/25/2037[1,2,3]	1,016,440
1,500,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[1,2,3]	1,500,785
2,350,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.966% (3-Month Term SOFR+265 basis points), 4/21/2038[1,2,3]	2,350,000
	Sound Point CLO Ltd.
1,000,000	Series 2017-4A, Class C, 7.055% (3-Month Term SOFR+276 basis points), 1/21/2031[1,2,3,4]	1,000,095
1,350,000	Series 2018-2A, Class D, 7.562% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,350,082
1,000,000	Southwick Park CLO, LLC Series 2019-4A, Class DR, 7.505% (3-Month Term SOFR+321 basis points), 7/20/2032[1,2,3,4]	1,001,918
	Symphony CLO Ltd.
2,500,000	Series 2019-21A, Class AR2, 5.224% (3-Month Term SOFR+90 basis points), 7/15/2032[1,2,3]	2,481,875
1,225,000	Series 2023-38A, Class D, 9.497% (3-Month Term SOFR+520 basis points), 4/24/2036[1,2,3]	1,225,074
500,000	Series 2022-34A, Class DR, 9.547% (3-Month Term SOFR+525 basis points), 7/24/2036[1,2,3]	506,881
1,000,000	Series 2023-39A, Class AR, 5.630% (3-Month Term SOFR+133 basis points), 1/25/2038[1,2,3]	997,834
	THL Credit Wind River CLO Ltd.
600,000	Series 2015-1A, Class ER, 10.355% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3,4]	600,779
1,586,512	Series 2019-3A, Class AR2, 5.362% (3-Month Term SOFR+106 basis points), 4/15/2031[1,2,3]	1,586,235
14

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Series 2019-3A, Class DR2, 7.402% (3-Month Term SOFR+310 basis points), 4/15/2031[1,2,3]	$752,320
2,750,000	Trestles CLO Ltd. Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[1,2,3]	2,739,186
	Trinitas CLO Ltd.
1,000,000	Series 2023-25A, Class D1, 9.290% (3-Month Term SOFR+500 basis points), 1/23/2037[1,2,3]	1,016,582
1,000,000	Series 2022-21A, Class C1R, 6.266% (3-Month Term SOFR+195 basis points), 4/20/2038[1,2,3]	1,011,058
	Upland CLO Ltd.
934,386	Series 2016-1A, Class A1AR, 5.575% (3-Month Term SOFR+128 basis points), 4/20/2031[1,2,3,4]	934,743
750,000	Series 2016-1A, Class CR, 7.455% (3-Month Term SOFR+316 basis points), 4/20/2031[1,2,3]	752,218
1,500,000	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.304% (3-Month Term SOFR+100 basis points), 7/30/2032[1,2,3]	1,497,828
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.143% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	1,006,018
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.894% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	750,392
716,000	Series 2013-1A, Class CR, 7.514% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	717,001
1,325,000	Series 2016-1A, Class CR, 7.205% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,326,861
1,500,000	Series 2014-1A, Class CR2, 7.355% (3-Month Term SOFR+306 basis points), 4/18/2031[1,2,3,4]	1,498,539
1,500,000	Series 2018-1A, Class C, 7.155% (3-Month Term SOFR+286 basis points), 4/19/2031[1,2,3]	1,502,337
1,250,000	Series 2018-2A, Class D, 7.314% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,4]	1,247,923
1,250,000	Series 2018-3A, Class D, 7.564% (3-Month Term SOFR+326 basis points), 10/15/2031[1,2,3]	1,250,071
1,000,000	Series 2013-3A, Class CRR, 7.801% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	1,000,052
1,000,000	Series 2015-3A, Class CR, 7.705% (3-Month Term SOFR+341 basis points), 10/20/2031[1,2,3]	1,000,055
5,000,000	Series 2017-3A, Class CRR, 7.422% (3-Month Term SOFR+310 basis points), 4/20/2034[1,2,3]	4,999,606
1,000,000	Series 2020-1A, Class BR, 6.269% (3-Month Term SOFR+196 basis points), 7/16/2034[1,2,3,4]	1,001,408
15

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2022-4A, Class ER, 10.993% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,4]	$1,007,916
1,000,000	Series 2019-1A, Class A1RR, 5.819% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	1,004,068
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	1,014,280
1,500,000	Series 2020-3A, Class ARR, 5.543% (3-Month Term SOFR+125 basis points), 1/20/2038[1,2,3]	1,500,375
1,000,000	Series 2020-3A, Class D1RR, 6.993% (3-Month Term SOFR+270 basis points), 1/20/2038[1,2,3]	1,009,754
1,000,000	Series 2020-3A, Class D2RR, 8.143% (3-Month Term SOFR+385 basis points), 1/20/2038[1,2,3]	985,296
1,000,000	Series 2020-2A, Class D2RR, 8.280% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	988,368
2,000,000	Whitebox CLO Ltd. Series 2020-2A, Class A1R2, 5.677% (3-Month Term SOFR+138 basis points), 10/24/2037[1,2,3]	2,000,015
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $253,322,773)	255,552,563
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
3,783,851	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,7]	71,863
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	71,863

Number of Shares
	COMMON STOCKS — 19.9%
	COMMUNICATIONS — 0.6%
251,816	Despegar.com Corp.*,4	4,731,623
	CONSUMER DISCRETIONARY — 3.2%
101,377	Beacon Roofing Supply, Inc.*	12,540,335
345,869	Nordstrom, Inc.	8,456,497
396,699	Playa Hotels & Resorts N.V.*,4	5,287,998
		26,284,830
	CONSUMER STAPLES — 1.7%
151,230	Kellanova[8]	12,474,963
149,830	Walgreens Boots Alliance, Inc.	1,673,601
		14,148,564
	ENERGY — 0.1%
23,957	ChampionX Corp.	713,919
16

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS — 7.1%
262,616	AA Mission Acquisition Corp. - Class A*,4	$2,739,085
273,953	Agriculture & Natural Solutions Acquisition Corp. - Class A*,4,8	2,923,079
30,393	AI Transportation Acquisition Corp.*,4	333,411
26,484	Aimei Health Technology Co., Ltd.*,4	291,324
121,469	Andretti Acquisition Corp. II - Class A*,4	1,232,910
109,109	Ares Acquisition Corp. II - Class A*,4	1,216,565
25,547	Battery Future Acquisition Corp. - Class A4	293,535
11,205	Bayview Acquisition Corp. - Class A*,4	122,247
49,000	Black Hawk Acquisition Corp. - Class A*,4	516,460
69,627	Black Spade Acquisition II Co. - Class A*,4	706,714
141,639	Bleichroeder Acquisition Corp. I - Class A*,4	1,420,639
68,311	Cantor Equity Partners, Inc.*,4	733,660
19,063	Cartesian Growth Corp. II*,4	226,278
7,821	Cayson Acquisition Corp.*,4	79,774
223,839	Centurion Acquisition Corp. - Class A*,4	2,305,542
97,389	Charlton Aria Acquisition Corp. - Class A*,4	982,655
63,044	Chenghe Acquisition II Co.*,4	645,571
15,528	Colombier Acquisition Corp. II - Class A*,4	165,373
8,059	CSLM Acquisition Corp. - Class A*,4	93,968
272,677	Drugs Made In America Acquisition Corp.*,4	2,732,224
91,134	Dynamix Corp. - Class A*,4	906,783
20,000	Embrace Change Acquisition Corp.*,4	239,200
2,091	Enstar Group Ltd.*,4	695,007
39,536	Eureka Acquisition Corp.*,4	406,825
16,961	Evergreen Corp. - Class A*,4	205,228
52,815	Flag Ship Acquisition Corp.*,4	546,635
63,092	GigCapital7 Corp. - Class A*,4	638,491
221,058	GP Act III Acquisition Corp. - Class A*,4,8	2,283,529
185,067	Graf Global Corp. - Class A*,4	1,893,235
110,307	Haymaker Acquisition Corp. IV - Class A*,4,8	1,212,274
156,093	HCM II Acquisition Corp. - Class A*,4	1,650,683
27,870	Hennessy Capital Investment Corp. VI - Class A*	314,652
15,590	Horizon Space Acquisition I Corp.*,4	185,989
49,587	Jackson Acquisition Co. II - Class A*,4	498,845
34,190	JVSPAC Acquisition Corp. - Class A*,4	365,149
13,344	Keen Vision Acquisition Corp.*,4	149,987
191,384	Launch One Acquisition Corp. - Class A*,4	1,954,031
192,642	Legato Merger Corp. III*,4,8	2,020,815
182,399	Lionheart Holdings - Class A*,4	1,871,414
204,949	M3-Brigade Acquisition V Corp. - Class A*,4	2,104,826
131,151	Melar Acquisition Corp. I - Class A*,4	1,341,675
17

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
131,763	Mountain Lake Acquisition Corp. - Class A*,4	$1,324,218
122,559	Nabors Energy Transition Corp. II - Class A*,4,8	1,342,021
7,999	Newbury Street II Acquisition Corp. - Class A*,4	80,550
17,357	Oak Woods Acquisition Corp. - Class A*,4,8	201,168
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,4,6,8	209,638
48,442	Plum Acquisition Corp. IV - Class A*,4	486,358
55,443	Pyrophyte Acquisition Corp. - Class A*,4,8	652,010
101,200	Range Capital Acquisition Corp.*,4	1,017,060
83,783	RF Acquisition Corp. II*,4	871,343
92,349	Sandy Spring Bancorp, Inc.	2,581,155
1	Silverbox Corp. IV - Class A*,4	10
163,953	SIM Acquisition Corp. I - Class A*,4	1,680,518
52,059	Slam Corp. - Class A*,4,8	606,487
60,962	Spark I Acquisition Corp.*,4	658,999
50,453	Spring Valley Acquisition Corp. II - Class A*,4	580,210
64,961	Tavia Acquisition Corp.*,4	655,456
6,777	TLGY Acquisition Corp. - Class A*,4	81,527
87,682	Translational Development Acquisition Corp. - Class A*,4	883,835
183,750	Vine Hill Capital Investment Corp. - Class A*,4	1,870,575
181,130	Voyager Acquisition Corp. - Class A*,4	1,843,903
		58,873,328
	HEALTH CARE — 3.1%
171,750	2Seventy Bio, Inc.*	848,445
347,186	Accolade, Inc.*	2,423,358
340,402	Chimerix, Inc.*	2,896,821
109,331	Intra-Cellular Therapies, Inc.*,8	14,422,945
169,624	Patterson Cos., Inc.	5,299,054
		25,890,623
	INDUSTRIALS — 1.2%
239,763	Air Transport Services Group, Inc.*	5,380,282
38,046	H&E Equipment Services, Inc.	3,606,380
42,380	Triumph Group, Inc.*	1,073,909
		10,060,571
	MATERIALS — 0.4%
958	Berry Global Group, Inc.	66,878
187,724	Pactiv Evergreen, Inc.	3,380,909
		3,447,787
	REAL ESTATE — 0.1%
38,915	Redfin Corp.*	358,407
18

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 2.4%
619,867	Converge Technology Solutions Corp.[4]	$2,351,799
305,291	Dun & Bradstreet Holdings, Inc.	2,729,302
184,505	Logility Supply Chain Solutions, Inc.	2,631,041
500,442	Paycor HCM, Inc.*,8	11,229,918
53,909	SolarWinds Corp.	993,543
		19,935,603
	TOTAL COMMON STOCKS
	(Cost $162,735,437)	164,445,255

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.7%
	CALL OPTIONS — 18.9%
	S&P 500 Index
2,258	Exercise Price: $5,000.00, Notional Amount: $1,129,000,000, Expiration Date: June 30, 2025*	156,535,850
	TOTAL CALL OPTIONS
	(Cost $156,841,365)	156,535,850
	PUT OPTIONS — 10.8%
	S&P 500 Index
279	Exercise Price: $5,335.00, Notional Amount: $148,846,500, Expiration Date: April 30, 2025*	1,189,935
2,258	Exercise Price: $6,000.00, Notional Amount: $1,354,800,000, Expiration Date: June 30, 2025*	87,824,910
	TOTAL PUT OPTIONS
	(Cost $88,944,351)	89,014,845
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $245,785,716)	245,550,695

Number of Shares
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,6	1,035
42,939	Flag Ship Acquisition Corp., Expiration Date: Pending*,4	6,870
71,590	Mercer Park Opportunities Corp., Expiration Date: Pending*,4	358
	TOTAL RIGHTS
	(Cost $1,034)	8,263

Number of Units
UNITS — 0.0%
FINANCIALS — 0.0%
16,280	Centurion Acquisition Corp. - Class A4,6	—
19

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
20,349	Centurion Acquisition Corp. - Class B4,6	$1
38,295	Gesher Acquisition Corp. II*,4	384,099
13,765	GP-Act III Acquisition Corp. - Class A4,6	—
17,206	GP-Act III Acquisition Corp. - Class B4,6	—
		384,100
	TOTAL UNITS
	(Cost $420,625)	384,100

Number of Shares
	WARRANTS — 0.0%
131,308	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,4	8,732
45,567	Dynamix Corp., Expiration Date: December 5, 2029*,4	12,991
71,590	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,4	716
	TOTAL WARRANTS
	(Cost $0)	22,439

	SHORT-TERM INVESTMENTS — 22.1%
74,258,248	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.20%[8,9]	74,258,248
109,106,377	UMB Bank, Money Market Special II Deposit Investment, 4.19%[9]	109,106,377
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $183,364,625)	183,364,625
	TOTAL INVESTMENTS — 102.6%
	(Cost $845,748,876)	849,399,803
	Liabilities in Excess of Other Assets — (2.6)%	(21,365,784)
	TOTAL NET ASSETS — 100.0%	$828,034,019

	SECURITIES SOLD SHORT — (0.5)%
	COMMON STOCKS — (0.5)%
	ENERGY — (0.1)%
(17,609)	Schlumberger N.V.[4]	(736,056)

	FINANCIALS — (0.3)%
(83,116)	Atlantic Union Bankshares Corp.	(2,588,232)
(30,872)	Rocket Cos., Inc. - Class A	(372,625)
		(2,960,857)
	INDUSTRIALS — (0.1)%
(4,896)	Herc Holdings, Inc.	(657,386)
20

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — (0.0)%
(6,927)	Amcor PLC[4]	$(67,192)
	TOTAL COMMON STOCKS
	(Proceeds $5,103,738)	(4,421,491)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $5,103,738)	$(4,421,491)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (3.6)%
	CALL OPTIONS — (1.2)%
	Despegar.com Corp.
(1,532)	Exercise Price: $20.00, Notional Amount: $(3,064,000), Expiration Date: April 17, 2025*,4	(3,830)
	Paycor HCM, Inc.
(3)	Exercise Price: $22.50, Notional Amount: $(6,750), Expiration Date: June 20, 2025*	(8)
	S&P 500 Index
(2,258)	Exercise Price: $6,000.00, Notional Amount: $(1,354,800,000), Expiration Date: June 30, 2025*	(9,506,180)
	Walgreens Boots Alliance, Inc.
(30)	Exercise Price: $11.50, Notional Amount: $(34,500), Expiration Date: April 11, 2025*	(75)
(61)	Exercise Price: $11.50, Notional Amount: $(70,150), Expiration Date: April 25, 2025*	(518)
	TOTAL CALL OPTIONS
	(Proceeds $9,570,021)	(9,510,611)

	PUT OPTIONS — (2.4)%
	S&P 500 Index
(279)	Exercise Price: $5,895.00, Notional Amount: $(164,470,500), Expiration Date: April 30, 2025*	(8,084,025)
(2,258)	Exercise Price: $5,000.00, Notional Amount: $(1,129,000,000), Expiration Date: June 30, 2025*	(11,854,500)
	TOTAL PUT OPTIONS
	(Proceeds $19,788,229)	(19,938,525)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $29,358,250)	$(29,449,136)

LLC — Limited Liability Company

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $255,552,563, which represents 30.86% of the total net assets of the Fund.
21

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Affiliated company.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $21,923,079, which represents 2.65% of the total net assets of the Fund.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,050,550,235	$599,853,290
Investments in affiliated issuers, at cost	428,597,187	109,870
Purchased options contracts, at cost	-	245,785,716
Investments, at value	$1,056,760,939	$603,849,108
Investments in affiliated issuers, at value	445,032,912	-
Purchased options contracts, at value	-	245,550,695
Cash deposited with brokers for securities sold short and options contracts	32,402,063	14,422,346
Receivables:
Investment securities sold	13,472,675	245,648,667
Fund shares sold	1,447,553	1,571,705
Dividends and interest	1,347,661	4,081,132
Reclaims receivable	18,337	-
Prepaid expenses	39,029	81,061
Total assets	1,550,521,169	1,115,204,714
Liabilities:
Securities sold short, proceeds	$30,060,825	$5,103,738
Written options contracts, proceeds	145,717	29,358,250
Foreign currency due to custodian, proceeds	15,900,262	2,386,002
Securities sold short, at value	$25,941,271	$4,421,491
Written options contracts, at value	26,855	29,449,136
Foreign currency due to custodian, at value	14,999,055	2,349,676
Payables:
Due to custodian	556,247	-
Investment securities purchased	1,396,740	246,039,848
Fund shares redeemed	1,104,029	3,755,734
Advisory fees	1,581,869	827,621
Shareholder servicing fees (Note 8)	284,033	8,393
Distribution fees (Note 7)	14,875	15,034
Fund services fees	94,518	237,561
Dividends on securities sold short and interest expense	166,096	21,341
Trustees' deferred compensation (Note 3)	77,389	15,584
Shareholder reporting fees	32,224	4,363
Auditing fees	7,387	9,709
Chief Compliance Officer fees	4,048	2,259
Trustees' fees and expenses	3,384	3,490
Legal fees	2,822	1,556
Accrued other expenses	2,145	7,899
Total liabilities	46,294,987	287,170,695
Net Assets	$1,504,226,182	$828,034,019
23

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,467,870,438	$842,108,838
Total distributable earnings (accumulated deficit)	36,355,744	(14,074,819)
Net Assets	$1,504,226,182	$828,034,019
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,513,183	$25,195,091
Number of shares issued and outstanding	5,300,474	1,069,170
Redemption price per share*	$10.47	$23.57
Maximum sales charge (4.50% of offering price)**	0.49	1.11
Maximum offering price to public	$10.96	$24.68
Class C Shares:
Net assets applicable to shares outstanding	$1,816,658	$10,273,941
Number of shares issued and outstanding	171,391	426,016
Redemption price per share***	$10.60	$24.12
Class I Shares:
Net assets applicable to shares outstanding	$1,446,896,341	$792,564,987
Number of shares issued and outstanding	135,239,981	32,924,883
Redemption price per share	$10.70	$24.07

*	A Contingent Deferred Sales Charge ("CDSC") of 0.50% for both Funds may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $250,000 or more for both Funds. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	A CDSC of 1.00% for both Funds may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

24

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends	$2,927,262	$556,416
Interest	6,508,376	13,016,758
Total investment income	9,435,638	13,573,174

Expenses:
Advisory fees	9,221,685	4,091,828
Shareholder servicing fees - Class A (Note 8)	39,594	10,080
Shareholder servicing fees - Class C (Note 8)	609	3,322
Shareholder servicing fees - Class I (Note 8)	575,768	208,889
Distribution fees - Class A (Note 7)	65,982	27,488
Distribution fees - Class C (Note 7)	4,117	37,411
Dividends on securities sold short	1,116,576	157,110
Fund services fees	669,397	660,763
Interest expense	566,981	-
Registration fees	62,123	79,390
Shareholder reporting fees	48,328	40,649
Trustees' fees and expenses	19,099	9,618
Legal fees	17,315	17,180
Insurance fees	16,678	5,149
Chief Compliance Officer fees	10,857	15,382
Auditing fees	9,023	10,459
Miscellaneous	7,738	11,071
Total expenses	12,451,870	5,385,789
Net investment income (loss)	(3,016,232)	8,187,385

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	30,786,821	2,406,577
Investments in affiliated issuers	4,433,877	(4,372)
Purchased options contracts	-	(49,122,112)
Securities sold short	2,439,501	891,643
Written options contracts	62,973	43,005,085
Foreign currency transactions	240,033	85,953
Net realized gain (loss)	37,963,205	(2,737,226)
Net change in unrealized appreciation/depreciation on:
Investments	(1,281,640)	206,163
Investments in affiliated issuers	2,856,058	4,386
Purchased options contracts	-	(230,876)
Securities sold short	(563,607)	177,803
Written options contracts	118,064	(86,840)
Foreign currency translations	1,233,372	61,683
Net change in unrealized appreciation/depreciation	2,362,247	132,319
Net realized and unrealized gain (loss)	40,325,452	(2,604,907)
Net Increase (Decrease) in Net Assets from Operations	$37,309,220	$5,582,478

See accompanying Notes to Financial Statements.

25

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(3,016,232)	$8,818,263
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	37,963,205	89,381,365
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	2,362,247	(4,545,546)
Net increase (decrease) in net assets resulting from operations	37,309,220	93,654,082

Distributions to Shareholders:
Distributions:
Class A	(3,228,144)	(2,002,244)
Class C1	(40,818)	-
Class I	(83,791,493)	(74,242,136)
Total distributions to shareholders	(87,060,455)	(76,244,380)

Capital Transactions:
Net proceeds from shares sold:
Class A	17,100,908	24,549,710
Class C1	1,391,765	412,743
Class I	254,047,059	402,965,112
Reinvestment of distributions:
Class A	3,166,557	1,963,839
Class C1	31,542	-
Class I	77,964,735	66,964,616
Cost of shares redeemed:
Class A2	(18,865,022)	(24,829,092)
Class I3	(299,880,640)	(1,040,524,471)
Net increase (decrease) in net assets from capital transactions	34,956,904	(568,497,543)

Total increase (decrease) in net assets	(14,794,331)	(551,087,841)

Net Assets:
Beginning of period	1,519,020,513	2,070,108,354
End of period	$1,504,226,182	$1,519,020,513
26

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Capital Share Transactions:
Shares sold:
Class A	1,631,492	2,312,043
Class C1	130,499	37,874
Class I	23,696,675	37,129,047
Shares reinvested:
Class A	307,135	188,831
Class C1	3,018	-
Class I	7,411,097	6,317,417
Shares redeemed:
Class A	(1,805,087)	(2,340,516)
Class I	(27,745,960)	(96,261,549)
Net increase (decrease) in capital share transactions	3,628,869	(52,616,853)

[1]	Commenced public offering on January 31, 2024.
[2]	Net of redemption fee proceeds of $0 and $1,334, respectively.
[3]	Net of redemption fee proceeds of $6,476 and $27,798, respectively.

See accompanying Notes to Financial Statements.

27

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,187,385	$10,540,114
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	(2,737,226)	14,449,769
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	132,319	4,137,593
Net increase (decrease) from payments by affiliates (Note 3)	—	979
Net increase (decrease) in net assets resulting from operations	5,582,478	29,128,455

Distributions to Shareholders:
Distributions:
Class A	(879,215)	(638,396)
Class C	(269,063)	(138,612)
Class I	(27,324,294)	(18,522,312)
Total distributions to shareholders	(28,472,572)	(19,299,320)

Capital Transactions:
Net proceeds from shares sold:
Class A	21,217,456	10,213,764
Class C	6,034,448	4,584,681
Class I	385,228,926	470,589,130
Reinvestment of distributions:
Class A	704,028	607,593
Class C	248,360	135,481
Class I	22,002,164	14,725,426
Cost of shares redeemed:
Class A	(8,692,706)	(7,985,162)
Class C1	(352,489)	(468,194)
Class I	(106,011,119)	(81,874,279)
Net increase (decrease) in net assets from capital transactions	320,379,068	410,528,440

Total increase (decrease) in net assets	297,488,974	420,357,575

Net Assets:
Beginning of period	530,545,045	110,187,470
End of period	$828,034,019	$530,545,045
28

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Capital Share Transactions:
Shares sold:
Class A	881,896	427,590
Class C	244,764	187,467
Class I	15,667,902	19,246,741
Shares reinvested:
Class A	29,309	25,397
Class C	10,107	5,511
Class I	896,874	601,039
Shares redeemed:
Class A	(366,183)	(333,652)
Class C	(14,216)	(19,105)
Class I	(4,325,583)	(3,340,796)
Net increase (decrease) in capital share transactions	13,024,870	16,800,192

[1]	Net of redemption fee proceeds of $148 and $598, respectively.

See accompanying Notes to Financial Statements.

29

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$37,309,220
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,550,239,571)
Sales of long-term investments	1,791,491,076
Return of capital dividends received	2,406,405
Proceeds from securities sold short	221,842,196
Cover short securities	(278,139,474)
Proceeds from written options	208,940
Closed written options	(250)
Purchases/Sales of short-term investments, net	(236,183,464)
(Increase) Decrease in Assets:
Investment securities sold receivable	23,198,407
Dividends and interest receivables	768,729
Reclaims receivable	1,174
Prepaid expenses and other assets	9,980
Increase (Decrease) in Liabilities:
Cash due to custodian payable	556,247
Foreign currency payable	(25,489,883)
Investment securities purchased payable	(5,731,661)
Advisory fees payable	27,965
Dividends on securities sold short and Interest expense	(17,123)
Accrued expenses	(141,069)
Net realized (gain)/loss	(37,461,582)
Net change in unrealized appreciation/depreciation	(1,128,875)
Net cash provided by (used for) operating activities	(56,712,613)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	273,122,111
Cost of shares redeemed	(319,320,636)
Dividends paid to shareholders, net of reinvestments	(5,897,621)
Net cash provided by (used for) financing activities	(52,096,146)

Net increase (decrease) in cash	(108,808,759)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	141,210,821
Total beginning cash and cash equivalents	141,210,821

Ending cash balance	-
Ending cash held at brokers	32,402,063
Total ending cash and cash equivalents	$32,402,063
Supplemental disclosure of interest expense paid	$704,143
Non cash financing activities not included herein consist of $81,162,834 of reinvested dividends.

See accompanying Notes to Financial Statements.

30

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$5,582,478
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,027,574,077)
Sales of long-term investments	777,565,314
Return of capital dividends received	166,998
Proceeds from securities sold short	34,300,580
Cover short securities	(37,972,840)
Proceeds from written options	98,716,922
Closed written options	(46,726,472)
Purchases/Sales of short-term investments, net	(104,526,807)
(Increase) Decrease in Assets:
Investment securities sold receivable	(81,709,065)
Dividends and interest receivables	(365,794)
Prepaid expenses and other assets	(20,892)
Increase (Decrease) in Liabilities:
Foreign currency payable	(1,485,154)
Investment securities purchased payable	77,628,851
Advisory fees payable	318,499
Dividends on securities sold short and Interest expense	19,813
Accrued expenses	72,152
Net amortization on investments	(125,649)
Net realized (gain)/loss	2,346,505
Net change in unrealized appreciation/depreciation	(70,636)
Net cash provided by (used for) operating activities	(303,859,274)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	412,790,454
Cost of shares redeemed	(113,507,139)
Dividends paid to shareholders, net of reinvestments	(5,518,020)
Net cash provided by (used for) financing activities	293,765,295

Net increase (decrease) in cash	(10,093,979)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	24,516,325
Total beginning cash and cash equivalents	24,516,325

Ending cash balance	-
Ending cash held at brokers	14,422,346
Total ending cash and cash equivalents	$14,422,346
Supplemental disclosure of interest expense paid	$1,528
Non cash financing activities not included herein consist of $22,954,552 of reinvested dividends.

See accompanying Notes to Financial Statements.

31

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.86	$10.69	$10.40	$11.16	$10.33	$10.86
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	0.02	(0.06)	(0.09)	(0.04)	(0.14)
Net realized and unrealized gain (loss)	0.28	0.54	0.43	0.18	0.96	0.19
Total from investment operations	0.24	0.56	0.37	0.09	0.92	0.05

Less Distributions:
From net investment income	(0.25)	(0.32)	-	(0.27)	-	-
From net realized gain	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)
Total distributions	(0.63)	(0.39)	(0.08)	(0.85)	(0.09)	(0.58)

Redemption Fee Proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.47	$10.86	$10.69	$10.40	$11.16	$10.33

Total return[3]	2.32%[4]	5.40%	3.58%	0.91%	8.95%	0.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,513	$56,089	$53,505	$80,293	$56,252	$43,870

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.00%[6]	2.09%	2.07%	2.19%	2.08%	2.40%
After fees waived and expenses absorbed/recovered[5]	2.00%[6]	2.09%	2.07%	2.19%	2.08%	2.40%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.72)%[6]	0.20%	(0.57)%	(0.86)%	(0.38)%	(1.34)%
After fees waived and expenses absorbed/recovered	(0.72)%[6]	0.20%	(0.57)%	(0.86)%	(0.38)%	(1.34)%

Portfolio turnover rate	134%[4]	403%	367%	294%	459%	644%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of the sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. Prior to November 18, 2024, the CDSC was 1.00%. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025. For the years ended September 30, 2024, 2023, 2022, 2021, and 2020 the ratios would have been lowered by 0.32%, 0.29%, 0.39%, 0.23%, and 0.55%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

32

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Period January 31, 2024* through September 30,
	(Unaudited)	2024
Net asset value, beginning of period	$11.01	$10.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.05)
Net realized and unrealized gain (loss)	0.29	0.40
Total from investment operations	0.21	0.35

Less Distributions:
From net investment income	(0.24)	-
From net realized gain	(0.38)	-
Total distributions	(0.62)	-

Net asset value, end of period	$10.60	$11.01

Total return[2]	2.05%[3]	3.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,817	$417

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.74%[5]	2.76%[5]
After fees waived and expenses absorbed/recovered[4]	2.74%[5]	2.76%[5]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(1.46)%[5]	(0.76)%[5]
After fees waived and expenses absorbed/recovered	(1.46)%[5]	(0.76)%[5]

Portfolio turnover rate	134%[3]	403%[3]

*	Commenced public offering on January 31, 2024.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025. For the period January 31, 2024 through September 30, 2024 the ratio would have been lowered by 0.25%.
[5]	Annualized.

See accompanying Notes to Financial Statements.

33

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.09	$10.92	$10.61	$11.36	$10.48	$10.97
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.06	(0.03)	(0.06)	(0.01)	(0.11)
Net realized and unrealized gain (loss)	0.29	0.55	0.43	0.19	0.98	0.20
Total from investment operations	0.27	0.61	0.40	0.13	0.97	0.09

Less Distributions:
From net investment income	(0.28)	(0.37)	(0.01)	(0.30)	-	-
From net realized gain	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)
Total distributions	(0.66)	(0.44)	(0.09)	(0.88)	(0.09)	(0.58)

Redemption Fee Proceeds[1,2]	-	-	-	-	-	-

Net asset value, end of period	$10.70	$11.09	$10.92	$10.61	$11.36	$10.48

Total return[3]	2.57%[4]	5.70%	3.82%	1.27%	9.30%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,446,896	$1,462,514	$2,016,603	$2,095,039	$626,755	$485,864

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	1.68%[6]	1.79%	1.75%	1.88%	1.77%	2.07%
After fees waived and expenses absorbed/recovered[5]	1.68%[6]	1.79%	1.75%	1.88%	1.77%	2.07%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.40)%[6]	0.53%	(0.25)%	(0.55)%	(0.07)%	(1.01)%
After fees waived and expenses absorbed/recovered	(0.40)%[6]	0.53%	(0.25)%	(0.55)%	(0.07)%	(1.01)%

Portfolio turnover rate	134%[4]	403%	367%	294%	459%	644%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025. For the years ended September 30, 2024, 2023, 2022, 2021, and 2020 the ratios would have been lowered by 0.32%, 0.29%, 0.39%, 0.23%, and 0.55%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

34

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.31	$23.56	$23.20	$25.84	$23.90	$27.08
Income from Investment Operations:
Net investment income (loss)[1]	0.26	0.74	0.27	0.36	0.86	0.35
Net realized and unrealized gain (loss)	- [2]	1.41	1.28	(1.82)	2.34	(0.98)
Net increase from payments by affiliates	-	- [2,3]	-	-	- [2,4]	-
Total from investment operations	0.26	2.15	1.55	(1.46)	3.20	(0.63)

Less Distributions:
From net investment income	(0.71)	(1.40)	(0.54)	(0.24)	(0.89)	(0.58)
From net realized gain	(0.29)	-	-	-	-	(1.62)
From return of capital	-	-	(0.65)	(0.94)	(0.37)	(0.35)
Total distributions	(1.00)	(1.40)	(1.19)	(1.18)	(1.26)	(2.55)

Net asset value, end of period	$23.57	$24.31	$23.56	$23.20	$25.84	$23.90

Total return[5]	1.07%[6]	9.38%	6.83%	(5.82)%	13.53%	(2.45)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,195	$12,742	$9,539	$1,059	$1,900	$2,460

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[7]	1.84%[8]	1.90%	2.18%	2.33%	2.29%	2.19%
After fees waived and expenses absorbed/recovered[7]	1.84%[8]	1.90%	1.96%	2.02%	2.05%	2.10%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.14%[8]	3.08%	0.93%	1.12%	3.12%	1.30%
After fees waived and expenses absorbed/recovered	2.14%[8]	3.08%	1.15%	1.43%	3.36%	1.39%

Portfolio turnover rate	110%[6]	215%	254%	190%	170%	223%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended March 31, 2025. For the years ended September 30, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.07%, 0.12%, 0.17%, 0.27%, and 0.31%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

35

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,	For the Period November 14, 2022* through September 30,
	(Unaudited)	2024	2023
Net asset value, beginning of period	$24.87	$24.09	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.58	0.08
Net realized and unrealized gain (loss)	(0.01)	1.43	1.26
Net increase from payments by affiliates	-	- [2,3]	-
Total from investment operations	0.16	2.01	1.34

Less Distributions:
From net investment income	(0.62)	(1.23)	(0.48)
From net realized gain	(0.29)	-	-
From return of capital	-	-	(0.55)
Total distributions	(0.91)	(1.23)	(1.03)

Net asset value, end of period	$24.12	$24.87	$24.09

Total return[4]	0.64%[5]	8.56%	5.75%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,274	$4,610	$277

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.59%[7]	2.63%	2.92%[7]
After fees waived and expenses absorbed/recovered[6]	2.59%[7]	2.63%	2.70%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.39%[7]	2.35%	0.16%[7]
After fees waived and expenses absorbed/recovered	1.39%[7]	2.35%	0.38%[7]

Portfolio turnover rate	110%[5]	215%	254%[5]

*	Commencement of public offering on November 14, 2022.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended March 31, 2025. For the year ended September 30, 2024 and for the period November 14, 2022 through September 30, 2023, the ratio would have been lowered by 0.07% and 0.11%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

36

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.81	$24.02	$23.68	$26.36	$24.35	$27.57
Income from Investment Operations:
Net investment income (loss)[1]	0.30	0.83	0.36	0.44	0.93	0.42
Net realized and unrealized gain (loss)	(0.01)	1.43	1.30	(1.86)	2.41	(1.01)
Net increase from payments by affiliates	-	- [2,3]	-	-	- [2,4]	-
Total from investment operations	0.29	2.26	1.66	(1.42)	3.34	(0.59)

Less Distributions:
From net investment income	(0.74)	(1.47)	(0.59)	(0.26)	(0.94)	(0.64)
From net realized gain	(0.29)	-	-	-	-	(1.62)
From return of capital	-	-	(0.73)	(1.00)	(0.39)	(0.37)
Total distributions	(1.03)	(1.47)	(1.32)	(1.26)	(1.33)	(2.63)

Net asset value, end of period	$24.07	$24.81	$24.02	$23.68	$26.36	$24.35

Total return[5]	1.18%[6]	9.69%	7.19%	(5.54)%	13.84%	(2.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$792,565	$513,193	$100,371	$18,305	$36,036	$45,706

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[7]	1.56%[8]	1.61%	1.89%	2.01%	2.06%	1.92%
After fees waived and expenses absorbed/recovered[7]	1.56%[8]	1.61%	1.67%	1.71%	1.82%	1.83%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.42%[8]	3.37%	1.26%	1.43%	3.35%	1.57%
After fees waived and expenses absorbed/recovered	2.42%[8]	3.37%	1.48%	1.74%	3.59%	1.66%

Portfolio turnover rate	110%[6]	215%	254%	190%	170%	223%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	Not annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended March 31, 2025. For the years ended September 30, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.07%, 0.12%, 0.17%, 0.27%, and 0.31%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

37

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. On January 31, 2024, the Merger Arbitrage Fund commenced public offerings of Class C shares.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Multi-Strategy Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

38

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Funds’ investments.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

39

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

40

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

41

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

	First $2 Billion of Average Net Assets	On the Next $1 Billion of Average Net Assets	Average Net Assets Exceeding $3 Billion
Merger Arbitrage Fund	1.25%	1.20%	1.15%

Average Net Assets
Multi-Strategy Fund	1.20%

The Advisor has engaged Palmer Square Capital Management, LLC and Vest Financial, LLC (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

42

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	2.60%	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2026 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025, are reported as “Fund services fees” on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Advisor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2025, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

43

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2025, are reported on the Statements of Operations.

During the year ended September 30, 2024, the Advisor reimbursed the Multi-Strategy Fund $979 for losses from a trade error. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payments by affiliates.”

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 4 – Federal Income Taxes

At March 31, 2025, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,449,296,736	$811,324,339

Gross unrealized appreciation	$32,073,366	$93,050,022
Gross unrealized depreciation	(5,544,377)	(88,845,185)
Net unrealized appreciation (depreciation) on investments	$26,528,989	$4,204,837

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$74,172,210	$5,295,658
Undistributed long-term capital gains	4,331,615	-
Accumulated earnings	78,503,825	5,295,658

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on investments	8,009,370	3,558,471
Unrealized appreciation (depreciation) on foreign currency	(333,032)	(25,357)
Unrealized deferred compensation	(73,184)	(13,497)
Total accumulated earnings (accumulated deficit)	$86,106,979	$8,815,275

44

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The tax character of distributions paid during the years ended September 30, 2024 and 2023 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2024	2023	2024	2023
Ordinary income	$76,244,380	$19,702,459	$19,299,320	$995,222
Net long-term capital gains	-	1,077,295	-	-
Return of Capital	-	-	-	1,536,904
Total taxable distributions	$76,244,380	$20,779,754	$19,299,320	$2,532,126

As of September 30, 2024, the Merger Arbitrage Fund and Multi-Strategy Fund had no capital loss carryovers.

During the year ended September 30, 2024, the Multi-Strategy Fund utilized $815,634 of capital loss carryovers.

Note 5 – Redemption Fee

Prior to November 18, 2024, the Merger Arbitrage Fund imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period October 1, 2024 through November 17, 2024 and year ended September 30, 2024, the Merger Arbitrage Fund received $1,620 and $29,132, respectively, in redemption fees.

The Funds may impose a maximum deferred sales charge of 0.50% and 1.00%, respectively, of the total redemption amount on Class A Shares and Class C Shares, respectively, redeemed within 12 months of the date of purchase. For the period November 18, 2024 through March 31, 2025, the Merger Arbitrage Fund received $4,856 in deferred sales charges. For the six months ended March 31, 2025 and year ended September 30, 2024, the Multi-Strategy Fund received $148 and $598, respectively, in deferred sales charges.

Note 6 – Investment Transactions

For the six months ended March 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$1,550,239,571	$1,791,491,076	$221,842,196	$278,139,474
Multi-Strategy Fund	484,163,821	364,504,341	34,300,580	37,972,840

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2025, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

45

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

46

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks	$1,189,878,332	$-	$11,076,756	$1,200,955,088
Rights	77,551	-	293,496	371,047
Units	2,109,038	-	5	2,109,043
Short-Term Investments	298,168,996	-	-	298,168,996
Warrants	189,677	-	-	189,677
Total Investments	$1,490,423,594	$-	$11,370,257	$1,501,793,851

Liabilities
Securities Sold Short
Common Stocks**	$25,941,271	$-	$-	$25,941,271
Total Securities Sold Short	25,941,271	-	-	25,941,271
Written Options Contracts	26,855	-	-	26,855
Total Securities Sold Short and Options	$25,968,126	$-	$-	$25,968,126

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Collateralized Loan Obligations	$-	$255,552,563	$-	$255,552,563
Collateralized Mortgage Obligations	-	71,863	-	71,863
Common Stocks	164,235,618	-	209,638	164,445,256
Rights	7,228	-	1,035	8,263
Units	384,099	-	-	384,099
Short-Term Investments	183,364,625	-	-	183,364,625
Warrants	22,439	-	-	22,439
Total Investments	348,014,009	255,624,426	210,673	603,849,108
Purchased Options Contracts	245,550,695	-	-	245,550,695
Total Investments and Options	$593,564,704	$255,624,426	$210,673	$849,399,803

Liabilities
Securities Sold Short
Common Stocks**	$4,421,491	$-	$-	$4,421,491
Total Securities Sold Short	4,421,491	-	-	4,421,491
Written Options Contracts	29,449,136	-	-	29,449,136
Total Securities Sold Short and Options	$33,870,627	$-	$-	$33,870,627

*	The Merger Arbitrage Fund did not hold any Level 2 securities at period end.
**	All common stocks held in the Funds are Level 1. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

47

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
	Common Stock	Rights	Units
Balance as of September 30, 2024	$4	$293,496	$4
Transfers into Level 3 during the period	10,852,413	-	-
Transfers out of Level 3 during the period	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	224,339	-	1
Included in other comprehensive income	-	-	-
Purchases, sales, and principal paydowns
Net purchases	-	-	-
Net sales	-	-	-
Principal paydown	-	-	-
Balance as of March 31, 2025	$11,076,756	$293,496	$5
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$224,339	$-	$1

Multi-Strategy Fund
	Collateralized Loan Obligations	Common Stocks	Rights	Units
Balance as of September 30, 2024	$-	$-	$1,034	$-
Transfers into Level 3 during the period	-	205,393	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-	4,245	1	-
Included in other comprehensive income	-	-	-	-
Purchases, sales, and principal paydowns
Net purchases	-	-	-	-
Net sales	-	-	-	-
Principal paydown	-	-	-	-
Balance as of March 31, 2025	$-	$209,638	$1,035	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$4,245	$1	$-

48

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

Fund	Asset Class	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Common Stock	$11,076,752	Market Approach	Transaction Price	$11.85	N/A	Increase
Merger Arbitrage Fund	Common Stock	$4	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Merger Arbitrage Fund	Rights	$293,496	Transaction Price	Transaction Price	$1.02	N/A	Increase
Merger Arbitrage Fund	Units	$5	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Multi-Strategy Fund	Collateralized Loan Obligations	$-	Asset Approach	Expected Remaining Distributions	N/A	N/A	N/A
Multi-Strategy Fund	Common Stock	$-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Multi-Strategy Fund	Common Stock	$209,638	Market Approach	Transaction Price	$11.85	N/A	Increase
Multi-Strategy Fund	Rights	$1,035	Transaction Price	Transaction Price	$1.02	N/A	Increase
Multi-Strategy Fund	Units	$-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
49

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2025, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$26,855

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$245,550,695	Written options contracts, at value	$29,449,136

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2025, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$62,973

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(49,122,112)	$43,005,085

50

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$118,064

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(230,876)	$(86,840)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2025, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(7,080,050)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,175,093,333
Options Contracts - Written	Average Notional Value	(2,189,154,300)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2025.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

51

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

First Trust Merger Arbitrage Fund

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 29.6%
AA Mission Acquisition Corp. - Class A	2,666,926	$26,722,599	$-	$-	$-	$1,093,439	$27,816,038	-
Agriculture & Natural Solutions Acquisition Corp. - Class A	2,829,209	29,282,313	-	-	-	905,347	30,187,660	-
AI Transportation Acquisition Corp.	506,461	5,307,711	-	-	-	248,166	5,555,877	-
Aimei Health Technology Co., Ltd.	649,911	6,814,317	-	-	-	334,704	7,149,021	-
Alchemy Investments Acquisition Corp. I - Class A(1)	-	8,518,971	72,458	(8,261,134)	-	(330,295)	-	-
Alphatime Acquisition Corp.(1)	-	4,483,125	-	(4,382,964)	-	(100,161)	-	-
AlphaVest Acquisition Corp.(1)	-	5,846,796	-	(5,549,383)	-	(297,413)	-	-
APx Acquisition Corp. I - Class A(1)	-	6,383,958	-	(5,806,702)	-	(577,256)	-	-
Ares Acquisition Corp. II - Class A(1)	1,830,891	44,653,130	423,701	(45,637,708)	2,101,328	(1,540,451)	-	-
Bayview Acquisition Corp. - Class A(1)	320,086	3,348,100	-	(3,227,892)	-	(120,208)	-	-
Bayview Acquisition Corp.(1)	-	2,301,391	-	(2,317,001)	68,134	(52,524)	-	-
Black Hawk Acquisition Corp. - Class A	611,000	6,250,530	-	-	-	189,410	6,439,940	-
Bowen Acquisition Corp.(1)	-	6,276,656	1,977,843	(8,182,783)	100,648	(172,364)	-	-
Cantor Equity Partners, Inc.	687,552	6,889,271	-	-	-	495,037	7,384,308	-
Cartesian Growth Corp. II(1)	430,937	21,144,181	4,541,990	(24,295,389)	-	(1,390,782)	-	-
Centurion Acquisition Corp.	2,348,540	23,508,885	-	-	-	681,077	24,189,962	-
Charlton Aria Acquisition Corp. - Class A(2)	662,947	-	6,576,434	-	-	112,701	6,689,135	-
Chenghe Acquisition II Co.	707,332	7,087,467	-	-	-	155,613	7,243,080	-
Drugs Made In America Acquisition Corp.(2)	1,781,724	-	17,857,297	-	-	(4,422)	17,852,875	-
DT Cloud Acquisition Corp.(1)	-	5,975,697	-	(5,866,598)	-	(109,099)	-	-
Eureka Acquisition Corp.	415,646	4,181,399	-	-	-	95,598	4,276,997	-
Finnovate Acquisition Corp. - Class A(1)	-	4,460,374	-	(4,331,885)	-	(128,489)	-	-
Flag Ship Acquisition Corp.	556,295	5,574,076	-	-	-	183,577	5,757,653	-
Global Lights Acquisition Corp.(1)	-	5,567,806	-	(5,622,399)	202,426	(147,833)	-	-
GP Act III Acquisition Corp. - Class A	2,351,441	23,655,496	-	-	-	634,890	24,290,386	-
Graf Global Corp. - Class A	1,876,481	18,783,199	-	-	-	413,202	19,196,401	-
Haymaker Acquisition Corp. IV	1,939,487	20,420,904	254,467	-	-	639,591	21,314,962	-
HCM II Acquisition Corp.	1,562,562	18,689,172	1	(3,312,010)	226,667	920,263	16,524,093	-
Horizon Space Acquisition I Corp.	280,410	5,515,619	-	(2,231,394)	-	61,066	3,345,291	-
Integrated Wellness Acquisition Corp. - Class A(1)	-	4,945,716	1	(5,018,179)	412,244	(339,782)	-	-
Israel Acquisitions Corp.(1)	-	10,168,799	-	(9,380,757)	-	(788,042)	-	-
JVSPAC Acquisition Corp. - Class A	529,987	5,480,066	-	-	-	180,195	5,660,261	-
Keen Vision Acquisition Corp.(1)	89,705	15,027,190	996,114	(15,171,070)	-	(852,234)	-	-
LatAmGrowth SPAC - Class A(1)	-	4,178,624	-	(3,859,486)	-	(319,138)	-	-
Launch One Acquisition Corp.	1,866,241	18,606,423	-	-	-	447,898	19,054,321	-
Learn CW Investment Corp.(1)	-	5,320,995	-	(5,306,470)	-	(14,525)	-	-
Legato Merger Corp. III	1,608,549	16,399,157	-	-	-	474,522	16,873,679	-
Lionheart Holdings - Class A	1,875,252	18,752,520	-	-	-	487,566	19,240,086	-
M3-Brigade Acquisition V Corp. - Class A(2)	1,879,660	16,396,300	2,421,747	(27,805)	-	513,866	19,304,108	-
Melar Acquisition Corp. I - Class A	1,438,362	14,376,428	-	-	-	338,015	14,714,443	-
Mountain & Co. I Acquisition Corp. - Class A(1)	-	13,724,247	-	(13,289,415)	-	(434,832)	-	-
Nabors Energy Transition Corp. II - Class A	2,466,268	27,784,008	-	(1,575,233)	132,536	664,324	27,005,635	-
Oak Woods Acquisition Corp. - Class A	505,710	6,091,169	(447,626)	-	-	217,636	5,861,179	-
Patria Latin American Opportunity Acquisition Corp. - Class A	934,747	10,852,413	-	-	-	224,339	11,076,752	-
Pyrophyte Acquisition Corp. - Class A	953,733	10,977,467	-	-	-	238,433	11,215,900	-
RF Acquisition Corp. II	939,193	9,504,633	-	-	-	262,974	9,767,607	-
SIM Acquisition Corp. I - Class A	1,625,271	16,236,457	-	-	-	422,571	16,659,028	-
Spring Valley Acquisition Corp. II - Class A(1)	343,562	21,707,534	3,851,330	(25,143,842)	752,113	(1,167,135)	-	-
Vine Hill Capital Investment Corp.(2)	1,585,550	9,951,810	5,902,251	-	-	286,838	16,140,899	-
Voyager Acquisition Corp.(2)	1,694,040	10,337,714	6,596,670	-	-	310,943	17,245,327	-
Zalatoris II Acquisition Corp.(1)	-	6,720,573	-	(6,762,724)	342,324	(300,173)	-	-
							445,032,904
Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.(1)	460,530	50,658	-	-	-	(50,658)	-	-
							-

52

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

First Trust Merger Arbitrage Fund - Continued

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A	193,720	$2	$-	$-	$-	-	$2	$-
Centurion Acquisition Corp. - Class B	242,151	2	-	-	-	1	3	-
GP-Act III Acquisition Corp. - Class A	196,235	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class B	245,295	2	-	-	-	-	2	-
							9

Warrants - 0.0%
Haymaker Acquisition Corp. IV(1)	1,333,463	80,008	-	-	-	(80,008)	-	-
AA Mission Acquisition Corp.(1)	-	105	-	(104)	104	(105)	-	-
Nabors Energy Transition Corp. II(1)	-	59,814	-	(95,353)	95,353	(59,814)	-	-
							-
Total	48,023,062	$601,373,979	$51,024,678	$(214,655,680)	$4,433,877	$2,856,059	$445,032,913	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

First Trust Multi Strategy Fund

	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square CLO Ltd.(1)	500,000	$2,000,000	$-	$(2,000,014)	$(4,372)	$4,386	$-	$-
Total	500,000	$2,000,000	$-	$(2,000,014)	$(4,372)	$4,386	$-	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Merger Arbitrage Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

53

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

54

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025